UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 15, 2005
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	94

Form 13F Information Table Value Total:	$201,846	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x $1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$3,086
211,350
Sole
None
211,350
ALLSTATE CORP COM
020002101
$202
3,742
Sole
None
3,742
ALLTEL CORP COM
020039103
$2,350
42,839
Sole
None
42,839
ALTRIA GROUP INC COM
02209s103
$491
7,510
Sole
None
7,510
AMERICAN EXPRESS CO COM
025816109
$1,381
26,885
Sole
None
26,885
AMERICAN INTL GROUP INC
COM
026874107
$2,737
49,389
Sole
None
49,389
AQUANTIVE INC COM
03839g105
$139
12,625
Sole
None
12,625
BAKER HUGHES INC COM
057224107
$1,584
35,600
Sole
None
35,600
BANK OF AMERICA CORP COM
060505104
$488
11,060
Sole
None
11,060
BEAZER HOMES USA INC COM
07556Q105
$3,645
73,110
Sole
None
73,110
BIG LOTS INC COM
089302103
$2,604
216,600
Sole
None
216,600
BJS WHOLESALE CLUB INC
COM
05548J106
$2,180
70,175
Sole
None
70,175
BP PLC SPONSORED ADR
055622104
$983
15,752
Sole
None
15,752
BRIGHT HORIZONS FAMILY
SOLUTIONS COM
109195107
$3,168
93,900
Sole
None
93,900
BRINKER INTL INC COM
109641100
$3,680
101,595
Sole
None
101,595
BRISTOL-MYERS SQUIBB CO
COM
110122108
$2,013
79,055
Sole
None
79,055
CAMDEN PPTY TR SH BEN INT
133131102
$2,552
54,271
Sole
None
54,271
CATERPILLAR INC DEL COM
149123101
$201
2,200
Sole
None
2,200
CENDANT CORPORATION COM
151313103
$3,937
191,678
Sole
None
191,678
CENTEX CORP COM
152312104
$1,970
34,400
Sole
None
34,400
CHEVRONTEXACO CORP COM
166764100
$713
12,225
Sole
None
12,225
CISCO SYS INC COM
17275R102
$2,354
131,564
Sole
None
131,564
CITIGROUP INC COM
172967101
$1,637
36,426
Sole
None
36,426
COMCAST CORP COM CL A
20030N101
$3,564
105,506
Sole
None
105,506
DUKE REALTY INVT INC COM
NEW
264411505
$1,619
54,250
Sole
None
54,250
E M C CORP MASS COM
268648102
$295
23,945
Sole
None
23,945
EASTMAN KODAK CO COM
277461109
$1,976
60,695
Sole
None
60,695
EOG RES INC COM
26875P101
$4,724
96,930
Sole
None
96,930
ESTEE LAUDER COS INC COM
518439104
$3,074
68,350
Sole
None
68,350
EXXON CORP COM
30231G102
$1,346
22,577
Sole
None
22,577
FIRSTMERIT CORP COM
337915102
$2,701
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES
INC COM CL A
345550107
$2,601
40,765
Sole
None
40,765
FRANKLIN RES INC COM
354613101
$3,968
57,800
Sole
None
57,800
FREESCALE SEMICONDUCTR
CL B
35687m206
$809
46,926
Sole
None
46,926
GATX CORP COM
361448103
$3,231
97,350
Sole
None
97,350
GENCORP INC COM
368682100
$3,837
191,869
Sole
None
191,869
GENERAL ELEC CO COM
369604103
$4,086
113,301
Sole
None
113,301
GEORGIA PAC CORP COM
373298108
$327
9,200
Sole
None
9,200
HALLIBURTON CO COM
406216101
$3,223
74,510
Sole
None
74,510
HEWLETT PACKARD CO COM
428236103
$3,022
137,733
Sole
None
137,733
HILFIGER TOMMY CORP ORD
G8915Z102
$1,703
145,550
Sole
None
145,550
HORACE MANN EDUCTR CP
COM
440327104
$1,186
66,850
Sole
None
66,850
INTEL CORP COM
458140100
$3,129
134,711
Sole
None
134,711
INTERNATIONAL BUS MACH
COM
459200101
$384
4,198
Sole
None
4,198
ITT INDS INC IND COM
450911102
$1,877
20,800
Sole
None
20,800
J P MORGAN CHASE & CO
COM
46625H100
$1,062
30,692
Sole
None
30,692
KENNAMETAL INC COM
489170100
$2,989
62,950
Sole
None
62,950
KIMBERLY CLARK CORP COM
494368103
$333
5,064
Sole
None
5,064
LEHMAN BROS HLDGS INC
COM
524908100
$4,224
44,860
Sole
None
44,860
LOEWS CORP COM
540424108
$1,617
21,994
Sole
None
21,994
LUBRIZOL CORP COM
549271104
$1,439
35,400
Sole
None
35,400
MAGELLAN MIDSTREAM PRT
COM UNIT RP LP
559080106
$473
7,750
Sole
None
7,750
MERCK & CO INC COM
589331107
$2,945
90,994
Sole
None
90,994
MICROSOFT CORP COM
594918104
$313
12,956
Sole
None
12,956
MILLS CORP COM
601148109
$2,297
43,425
Sole
None
43,425
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$421
7,346
Sole
None
7,346
MOTOROLA
620076109
$2,431
162,390
Sole
None
162,390
NATIONAL SEMICONDUCTOR
COM
637640103
$2,942
142,725
Sole
None
142,725
NATIONWIDE FINL SVCS CL A
638612101
$2,119
59,025
Sole
None
59,025
NEWFIELD EXPL CO COM
651290108
$2,465
33,193
Sole
None
33,193
NORDSON CORP COM
655663102
$3,297
89,555
Sole
None
89,555
NORDSTROM INC COM
655664100
$6,205
112,040
Sole
None
112,040
NORTHROP GRUMMAN CORP
COM
666807102
$2,740
50,760
Sole
None
50,760
OHIO SVGS FINL CORP COM
677502106
$590
82
Sole
None
82
OMNICARE INC COM
681904108
$1,099
31,000
Sole
None
31,000
ORACLE CORP COM
68389X105
$2,468
197,780
Sole
None
197,780
OWENS & MINOR INC NEW
COM
690732102
$3,098
114,104
Sole
None
114,104
PFIZER INC COM
717081103
$1,087
41,385
Sole
None
41,385
PHH CORP COM
693320202
$208
9,533
Sole
None
9,533
PROCTER & GAMBLE CO COM
742718109
$290
5,468
Sole
None
5,468
PROGRESSIVE CORP OHIO
COM
743315103
$6,816
74,279
Sole
None
74,279
QUALITY DINING INC COM
74756P105
$77
24,200
Sole
None
24,200
RYDEX SER FDS OTC FD
783554603
$114
11,477
Sole
None
11,477
SCHLUMBERGER LTD COM
806857108
$3,505
49,735
Sole
None
49,735
SCHWAB CHARLES CORP NEW
COM
808513105
$1,761
167,575
Sole
None
167,575
SCUDDER INTL FD INC GR
EURO GRW A
811165695
$674
24,644
Sole
None
24,644
SCUDDER NEW ASIA FD COM
811183102
$1,091
72,275
Sole
None
72,275
SIMON PPTY GROUP NEW
COM
828806109
$2,137
35,268
Sole
None
35,268
ST PAUL TRAVELERS INC COM
792860108
$3,040
82,768
Sole
None
82,768
STARWOOD HOTELS&RESORT
PAIRED CTF
85590A203
$4,251
70,813
Sole
None
70,813
STERIS CORP COM
859152100
$3,373
133,577
Sole
None
133,577
TENET HEALTHCARE CORP
COM
88033G100
$2,007
174,100
Sole
None
174,100
TERADYNE INC COM
880770102
$1,223
83,750
Sole
None
83,750
TETRA TECH INC NEW COM
88162G103
$2,623
207,866
Sole
None
207,866
TIME WARNER INC COM
887317105
$3,414
194,525
Sole
None
194,525
TJX COS INC NEW COM
872540109
$660
26,800
Sole
None
26,800
TOYS R US INC COM
892335100
$2,555
99,200
Sole
None
99,200
TRANSOCEAN INC COM
G90078109
$3,731
72,504
Sole
None
72,504
UBS AG ORD
H8920M855
$349
4,131
Sole
None
4,131
WACHOVIA CORP 2ND NEW
COM
929903102
$2,616
51,393
Sole
None
51,393
WALT DISNEY CO COM
254687106
$4,181
145,526
Sole
None
145,526
WEBMD CORP COM
94769M105
$125
14,750
Sole
None
14,750
WEBSENSE INC COM
947684106
$2,592
48,175
Sole
None
48,175
WILD OATS MARKETS INC
COM
96808B107
$3,001
282,284
Sole
None
282,284


$201,846